Deferred taxes and contributions (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Profit before income taxes	R$ 4,753,984	R$ 4,272,750	R$ 3,170,156
Statutory rate	34.00%	34.00%	34.00%
Estimated expense at the statutory rate	R$ (1,616,355)	R$ (1,452,735)	R$ (1,077,853)
Tax benefit of interest on equity	329,017	284,920	200,073
Provision – Law 4,819/1958 – G0 (i)	(38,245)	(26,786)	(22,640)
Donations	(7,046)	(16,588)	(16,723)
Tax incentives	62,510
Other differences	39,666	59,706	52,856
Income tax and social contribution	(1,230,453)	(1,151,483)	(864,287)
Current income tax and social contribution	(1,545,671)	(1,230,234)	(961,556)
Deferred income tax and social contribution	R$ 315,218	R$ 78,751	R$ 97,269
Effective rate	26.00%	27.00%	27.00%